Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 210,773	$ 102,617
Restricted cash	15,779	351
Marketable securities	3,604	14,615
Trade accounts receivable, net	8,802	9,631
Other receivables	13,305	14,992
Related party receivables	2,099	8,451
Derivative instruments receivable	826	1,641
Inventories	21,925	15,156
Prepaid expenses and accrued income	6,834	5,687
Voyages in progress	5,218	1,690
Favorable charter party contracts	26,946	28,829
Total current assets	316,111	203,660
Restricted cash	54,129	48,521
Vessels and equipment, net	1,764,813	1,488,205
Vessels under capital leases, net	6,880	8,354
Newbuildings	193,784	338,614
Favorable charter party contracts	63,659	74,547
Equity method investments	3,794	6,225
Other long term assets	6,317	4,744
Total assets	2,409,487	2,172,870
Current liabilities
Current portion of long-term debt	0	20,380
Current portion of obligations under capital leases	14,601	15,749
Derivative instruments payable	20,602	5,400
Related party payables	1,596	4,101
Trade accounts payables	6,495	2,533
Accrued expenses	14,354	17,878
Other current liabilities	19,510	13,993
Total current liabilities	77,158	80,034
Long-term liabilities
Long-term debt	1,052,815	908,116
Obligations under capital leases	15,168	17,531
Other long term liabilities	8,385	8,540
Total liabilities	1,153,526	1,014,221
Commitments and contingencies
Equity
Share capital (105,948,238 shares. 2015: 34,535,127 shares. All shares are issued and outstanding at par value $0.05)	5,297	1,727
Additional paid in capital	201,784	0
Contributed capital surplus	1,378,809	1,378,766
Other comprehensive loss	(633)	0
Retained deficit	(329,296)	(221,844)
Total equity	1,255,961	1,158,649
Total liabilities and equity	$ 2,409,487	$ 2,172,870